Other Borrowings	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Other Borrowings
(10)	Other Borrowings

The Company enters into sweep agreements with customers that sweep funds from deposit accounts into investment accounts. These investment accounts are not federally insured and are treated as borrowings. At December 31, 2016 and 2015 the outstanding balance of such borrowings totaled $6.9 million and $1.4 million, respectively. As of December 31, 2016 the Company pledged securities with a market value of $9.9 million and $4.0 million at December 31, 2015 as collateral for these agreements.